Leases (Details) - Schedule of the Components of Operating Lease Costs - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Schedule of the Components of Operating Lease Costs [Abstract]
Operating lease cost	$ 2,485
Short-term lease cost	135
Variable lease cost	76
Total net lease costs	$ 2,696